INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 22,934	$ 31,989